Intangible assets, net - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of intangible assets	$ 1,053
Fair value assets written down		$ 815